Income Taxes Provision (benefit) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 32.9	$ 16.5	$ 73.4
Foreign	55.0	30.2	26.0
State	1.5	0	0.5
Total current	89.4	46.7	99.9
Deferred:
Federal	74.6	64.8	20.2
Foreign	(11.5)	18.9	4.3
State	(5.8)	6.1	7.6
Total deferred	57.3	89.8	32.1
Total	146.7	136.5	132.0
Income Tax Expense (Benefit), Intraperiod Tax Allocation [Abstract]
Continuing operations	146.7	136.5	132.0
Discontinued operations	(18.6)	(19.6)	(28.9)
Items charged directly to equity	(19.2)	(43.1)	(62.5)
Total	108.9	73.8	40.6
Deferred tax (exclusive of valuation allowance)	65.4	73.5	(7.1)
Increase (decrease) in the valuation allowance for deferred tax assets	$ (8.1)	$ 16.3	$ 39.2